Subsequent Events (Details) RM in Millions		12 Months Ended
	Mar. 20, 2026 USD ($)	Dec. 31, 2025 MYR (RM)
Subsequent Events (Details) [Line Items]
Funding commitment | RM		RM 2.7
Subsequent Events [Member]
Subsequent Events (Details) [Line Items]
Settlement agreement amount | $	$ 250,000